Schedule of Convertible Promissory Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 1		6.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 2		$ 7,169,832
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 3		$ 0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 4		12.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 5		$ 0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 6		$ 500,000
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 7		12.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 8		$ 0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 9		$ 275,000
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 10		6.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 11		$ 600,000
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 12		0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 13		0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 14		128,704
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 15		0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 16		$ 124,444
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 17		8.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 18		$ 0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 19		$ 91,688
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 20		8.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 21		$ 0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 22		84,085
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 23		(7,163,982)
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 24		(179,957)
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 25		605,850
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 26		1,023,964
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 27		0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 28		(1,022,294)
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 29		605,850
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 30		$ 1,670
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 1	6.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 2	$ 6,997,577
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 3	$ 7,169,832
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 4	6.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 5	$ 600,000
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 6	600,000
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 7	(6,972,964)
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 8	(7,163,982)
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 9	624,613
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 10	$ 605,850